Income Taxes - Components of Income Tax Provision - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current	$ 1	$ 4	$ 28
Total	$ 1	$ 4	$ 28